Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY<br/><br/>Janus Henderson Forty Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Forty Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 100 of the Fund’s Prospectus and in the “Purchases” section on page 85 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign securities, which may include investments in emerging markets. As of September 30, 2018, the Fund held stocks of 41 companies. Of these holdings, 20 comprised approximately 69.82% of the Fund’s holdings.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Growth Securities Risk.  The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk.  The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Mid-Sized Companies Risk.  The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Foreign Exposure Risk.  The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares, Class A Shares, Class C Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Forty Fund (the “JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class S Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class S Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class A Shares reflects the performance of the JAD predecessor fund’s Class A Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class A Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2004, the performance shown for Class A Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class A Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class C Shares reflects the performance of the JAD predecessor fund’s Class C Shares from September 30, 2002 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class C Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2002, the performance shown for Class C Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class C Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2002 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares reflects the performance of the JAD predecessor fund’s Class I Shares from November 28, 2005 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class I Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to November 28, 2005, the performance shown for Class I Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class I Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to November 28, 2005 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class S Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers. For the period from August 1, 2000 to July 6, 2009, the performance shown for Class N Shares reflects the performance of Class S Shares (formerly named Class I Shares) of the JAD predecessor fund (prior to the reorganization of those Class S Shares into the Fund), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class N Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class R Shares reflects the performance of the JAD predecessor fund’s Class R Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2004, the performance shown for Class R Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class R Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class T Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class T Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class T Shares of the Fund had been available during each period prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class S Shares, Class A Shares, Class C Shares, Class I Shares, Class N Shares, Class R Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.<br/><br/>The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class S Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 20.90% Worst Quarter: 3rd Quarter 2011 – 15.55%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class S Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class S Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the Russell 1000® Growth Index. The Fund also compares its performance to the S&P 500® Index. The Russell 1000® Growth Index is used to calculate the Fund’s performance fee adjustment. The indices are described below.
  The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.
  The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
After-tax returns are calculated using distributions for the Fund’s Class S Shares for periods following July 6, 2009; for the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) for the periods August 1, 2000 to July 6, 2009; and actual distributions for other classes of shares for periods prior to August 1, 2000. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class S Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class S Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 675
3 Years	rr_ExpenseExampleYear03	887
5 Years	rr_ExpenseExampleYear05	1,116
10 Years	rr_ExpenseExampleYear10	$ 1,773
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 675
3 Years	rr_ExpenseExampleNoRedemptionYear03	887
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,773
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 277
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	$ 2,052
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,052
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	$ 1,398
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 117
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 Years	rr_ExpenseExampleNoRedemptionYear05	633
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,398
2009	rr_AnnualReturn2009	43.53%
2010	rr_AnnualReturn2010	5.62%
2011	rr_AnnualReturn2011	(7.32%)
2012	rr_AnnualReturn2012	23.65%
2013	rr_AnnualReturn2013	31.73%
2014	rr_AnnualReturn2014	8.57%
2015	rr_AnnualReturn2015	11.75%
2016	rr_AnnualReturn2016	1.92%
2017	rr_AnnualReturn2017	29.10%
2018	rr_AnnualReturn2018	1.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.55%)
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	$ 894
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 74
3 Years	rr_ExpenseExampleNoRedemptionYear03	230
5 Years	rr_ExpenseExampleNoRedemptionYear05	401
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 894
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 67
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	368
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	$ 1,680
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 143
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,680
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	$ 1,120
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 93
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	504
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	(4.63%)
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10	13.41%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	9.46%
10 Years	rr_AverageAnnualReturnYear10	13.30%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	10.04%
10 Years	rr_AverageAnnualReturnYear10	13.95%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	10.47%
10 Years	rr_AverageAnnualReturnYear10	14.41%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	10.56%
10 Years	rr_AverageAnnualReturnYear10	13.95%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.80%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	13.64%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	10.30%
10 Years	rr_AverageAnnualReturnYear10	13.95%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.92%)
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	11.33%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	11.18%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000<sup>®</sup> Growth Index
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
5 Years	rr_AverageAnnualReturnYear05	10.40%
10 Years	rr_AverageAnnualReturnYear10	15.29%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Janus Henderson Forty Fund | Class A, C, S, I, N, R, T Shares | S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500<sup>®</sup> Index
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.